Exploration and Evaluation Assets - Summary of mineral rights (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Exploration and Evaluation Assets
Percentage of mineral rights held	100.00%
Net smelter returns royalty	1.70%
Annual expense payment to maintain agreement	$ 190,000